Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
We have operating leases primarily for real estate. The leases generally have terms which range from one year to 15 years, some include options to extend or renew, and some include options to early terminate the leases. As of December 31, 2021 and 2020, no such options have been recognized as part of the right-of-use assets and lease liabilities.
Operating leases can contain variable lease charges based on an index like consumer prices or rates. During the years ended December 31, 2021 and 2020, amounts recorded as variable lease payments not included in the operating lease liability were not material.
When the interest rate implicit in each lease is not readily determinable, we apply our incremental borrowing rate in determining the present value of lease payments. All operating lease expense is recognized on a straight-line basis over the lease term. For the years ended December 31, 2021 and 2020, we recognized $27.2 million and $25.0 million in total lease costs, respectively.
Supplemental balance sheet and other information related to operating leases as of December 31, 2021 and 2020 are as follows:

(in thousands, except lease term and discount rate)	Location in balance sheet	2021	2020
Operating lease right-of-use assets	Other long-term assets	$100,894	$102,522
Current operating lease liabilities	Accrued and other current liabilities	$22,048	$23,450
Long-term operating lease liabilities	Other long-term liabilities	$76,534	$85,585

Weighted average remaining lease term		7.80 years	7.04 years
Weighted average discount rate		1.90%	1.89%
Supplemental cash flow information related to operating leases for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Cash paid for operating leases included in operating cash flows	$27,429	$24,193
Operating lease right-of-use assets obtained in exchange for lease obligations	$26,784	$58,992
Future maturities of operating lease liabilities as of December 31, 2021 are as follows:

Years ending December 31, (in thousands)
2022	$23,641
2023	19,441
2024	13,930
2025	9,270
2026	7,031
Thereafter	32,054
Total lease payments	105,367
Less: imputed interest	(6,785)
Total	$98,582
As of December 31, 2021, we do not have any material operating leases that have not yet commenced. We did not hold any material finance leases as of December 31, 2021 and 2020.